PROPERTY AND EQUIPMENT, NET (Details Narrative)	6 Months Ended			12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2022 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 2,003	$ 15,620	$ 15,435	$ 3,981	$ 31,055	$ 21,601